Variable Interest Entities (Schedule Of Assets And Liabilities Of Significant Non-Consolidated Variable Interest Entities) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011	Mar. 31, 2011
Variable Interest Entity [Line Items]
On-balance sheet assets, total	¥ 5,485,486	¥ 5,537,483
Total assets of significant non-consolidated variable interest entities	53,789,138	57,141,437
Maximum exposure	6,752,610	6,724,664
On-balance sheet assets, trading account assets	270,802	271,149
On-balance sheet assets, investment securities	1,231,657	1,196,487
On-balance sheet assets, loans	3,971,000	4,057,988
On-balance sheet assets, other assets	12,027	11,859
On-balance sheet liabilities, total	5,958	5,792
On-balance sheet liabilities, all other liabilities	5,958	5,792
Asset-Backed Conduits [Member]
Variable Interest Entity [Line Items]
On-balance sheet assets, total	1,189,523	1,161,889
Total assets of significant non-consolidated variable interest entities	5,032,630	4,938,696
Maximum exposure	1,704,799	1,681,550
On-balance sheet assets, trading account assets	2,504	596
On-balance sheet assets, investment securities	152,855	144,946
On-balance sheet assets, loans	1,034,164	1,016,347
Investment Funds [Member]
Variable Interest Entity [Line Items]
On-balance sheet assets, total	334,943	434,767
Total assets of significant non-consolidated variable interest entities	9,268,469	12,787,846
Maximum exposure	344,139	441,844
On-balance sheet assets, trading account assets	80,931	132,280
On-balance sheet assets, investment securities	78,386	115,281
On-balance sheet assets, loans	166,962	178,808
On-balance sheet assets, other assets	8,664	8,398
Special Purpose Entities Created For Structured Financing [Member]
Variable Interest Entity [Line Items]
On-balance sheet assets, total	1,816,153	1,854,368
Total assets of significant non-consolidated variable interest entities	14,154,230	13,503,700
Maximum exposure	2,153,008	2,183,868
On-balance sheet assets, trading account assets	51,349	20,313
On-balance sheet assets, investment securities	70,401	71,840
On-balance sheet assets, loans	1,691,040	1,758,754
On-balance sheet assets, other assets	3,363	3,461
Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
On-balance sheet assets, total	1,087,682	1,008,013
Total assets of significant non-consolidated variable interest entities	12,970,180	15,424,831
Maximum exposure	1,111,951	1,069,179
On-balance sheet assets, trading account assets	115,284	104,612
On-balance sheet assets, investment securities	627,599	561,876
On-balance sheet assets, loans	344,799	341,525
Trust Arrangements [Member]
Variable Interest Entity [Line Items]
On-balance sheet assets, total	25,573	27,252
Total assets of significant non-consolidated variable interest entities	25,738	29,908
Maximum exposure	26,555	28,285
On-balance sheet assets, loans	25,573	27,252
On-balance sheet liabilities, total	5,958	5,791
On-balance sheet liabilities, all other liabilities	5,958	5,791
Others [Member]
Variable Interest Entity [Line Items]
On-balance sheet assets, total	1,031,612	1,051,194
Total assets of significant non-consolidated variable interest entities	12,337,891	10,456,456
Maximum exposure	1,412,158	1,319,938
On-balance sheet assets, trading account assets	20,734	13,348
On-balance sheet assets, investment securities	302,416	302,544
On-balance sheet assets, loans	708,462	735,302
On-balance sheet liabilities, total		1
On-balance sheet liabilities, all other liabilities		¥ 1